Quarterly Report
September 30, 2022
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	1,872	$488,704
KBR, Inc.	11,764	508,440
		$997,144
Apparel Manufacturers – 2.0%
PVH Corp.	7,097	$317,946
Skechers USA, Inc., “A” (a)	15,864	503,206
		$821,152
Automotive – 3.7%
LKQ Corp.	11,124	$524,497
Methode Electronics, Inc.	14,451	536,855
Stoneridge, Inc. (a)	8,222	139,363
Visteon Corp. (a)	3,125	331,437
		$1,532,152
Brokerage & Asset Managers – 0.9%
Focus Financial Partners, “A” (a)	11,706	$368,856
Business Services – 2.9%
HireRight Holdings Corp. (a)	23,959	$365,614
Paya, Inc. (a)	71,563	437,250
TaskUs, Inc., “A” (a)	10,584	170,403
WNS (Holdings) Ltd., ADR (a)	3,043	249,039
		$1,222,306
Chemicals – 1.1%
Element Solutions, Inc.	27,299	$444,155
Computer Software – 1.5%
ACI Worldwide, Inc. (a)	15,456	$323,030
Everbridge, Inc. (a)	5,736	177,128
Sabre Corp. (a)	25,678	132,242
		$632,400
Computer Software - Systems – 1.5%
Softchoice Corp. (l)	23,584	$350,853
Verint Systems, Inc. (a)	8,034	269,782
		$620,635
Construction – 0.9%
Toll Brothers, Inc.	8,638	$362,796
Consumer Products – 2.0%
Newell Brands, Inc.	20,663	$287,009
Prestige Consumer Healthcare, Inc. (a)	11,517	573,892
		$860,901
Consumer Services – 1.2%
Bright Horizons Family Solutions, Inc. (a)	3,680	$212,152
Grand Canyon Education, Inc. (a)	3,305	271,836
		$483,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 3.5%
Ardagh Metal Packaging S.A. (l)	58,931	$285,226
Graphic Packaging Holding Co.	23,849	470,779
Pactiv Evergreen, Inc.	19,928	173,972
Silgan Holdings, Inc.	13,129	551,943
		$1,481,920
Electrical Equipment – 4.0%
Berry Global, Inc. (a)	11,447	$532,629
nVent Electric PLC	11,618	367,245
TriMas Corp.	17,007	426,366
Vertiv Holdings Co.	35,834	348,306
		$1,674,546
Electronics – 2.1%
Cohu, Inc. (a)	17,347	$447,206
Plexus Corp. (a)	5,097	446,293
		$893,499
Energy - Independent – 3.0%
CNX Resources Corp. (a)	30,201	$469,022
Magnolia Oil & Gas Corp., “A”	16,053	318,010
Viper Energy Partners LP	16,170	463,432
		$1,250,464
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	16,094	$374,025
Nomad Foods Ltd. (a)	33,292	472,746
		$846,771
Furniture & Appliances – 0.6%
IMAX Corp. (a)	16,626	$234,759
Gaming & Lodging – 1.4%
International Game Technology PLC	36,658	$579,196
General Merchandise – 0.9%
Five Below, Inc. (a)	2,657	$365,789
Insurance – 4.0%
CNO Financial Group, Inc.	20,261	$364,090
Everest Re Group Ltd.	1,651	433,289
Hanover Insurance Group, Inc.	2,987	382,754
Selective Insurance Group, Inc.	6,221	506,389
		$1,686,522
Leisure & Toys – 1.0%
Brunswick Corp.	3,842	$251,459
Funko, Inc., “A” (a)	7,998	161,720
		$413,179
Machinery & Tools – 4.5%
ESAB Corp.	8,211	$273,919
Flowserve Corp.	17,209	418,179
ITT, Inc.	2,852	186,350
Regal Rexnord Corp.	4,037	566,633
Timken Co.	7,746	457,324
		$1,902,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.8%
ICON PLC (a)	1,747	$321,063
Premier, Inc., “A”	13,120	445,293
Syneos Health, Inc. (a)	8,446	398,229
		$1,164,585
Medical Equipment – 2.6%
Agiliti Health, Inc. (a)	14,913	$213,405
Envista Holdings Corp. (a)	11,736	385,058
Maravai Lifesciences Holdings, Inc., “A” (a)	8,368	213,635
Quidel Corp. (a)	4,123	294,712
		$1,106,810
Metals & Mining – 1.0%
Arconic Corp. (a)	15,989	$272,452
Kaiser Aluminum Corp.	2,565	157,363
		$429,815
Natural Gas - Distribution – 2.1%
New Jersey Resources Corp.	10,627	$411,265
ONE Gas, Inc.	6,498	457,394
		$868,659
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	39,114	$426,734
Oil Services – 2.7%
ChampionX Corp.	26,938	$527,176
Expro Group Holdings N.V. (a)	26,778	341,152
Helmerich & Payne	7,571	279,900
		$1,148,228
Other Banks & Diversified Financials – 20.2%
Air Lease Corp.	13,215	$409,797
Bank of Hawaii Corp.	7,300	555,676
Brookline Bancorp, Inc.	33,278	387,689
Cathay General Bancorp, Inc.	15,915	612,091
East West Bancorp, Inc.	6,618	444,333
Element Fleet Management Corp.	32,486	383,336
First Hawaiian, Inc.	18,898	465,458
First Interstate BancSystem, Inc.	13,984	564,254
Hanmi Financial Corp.	15,651	370,616
Pacific Premier Bancorp, Inc.	9,599	297,185
Prosperity Bancshares, Inc.	9,404	627,059
Sandy Spring Bancorp, Inc.	8,269	291,565
SLM Corp.	36,681	513,167
Texas Capital Bancshares, Inc. (a)	5,945	350,933
Textainer Group Holdings Ltd.	10,292	276,443
UMB Financial Corp.	6,649	560,444
Umpqua Holdings Corp.	38,902	664,835
Wintrust Financial Corp.	3,240	264,222
Zions Bancorp NA	8,400	427,224
		$8,466,327
Pharmaceuticals – 0.5%
Organon & Co.	8,924	$208,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 7.0%
Brixmor Property Group, Inc., REIT	11,462	$211,703
Broadstone Net Lease, Inc., REIT	29,017	450,634
Cushman & Wakefield PLC (a)	13,196	151,094
Douglas Emmett, Inc., REIT	7,224	129,526
Empire State Realty Trust, REIT, “A”	47,057	308,694
Life Storage, Inc., REIT	1,778	196,931
LXP Industrial Trust, REIT	33,315	305,166
National Storage Affiliates Trust, REIT	8,905	370,270
Phillips Edison & Co., REIT	18,273	512,558
Two Harbors Investment Corp., REIT	89,624	297,552
		$2,934,128
Restaurants – 0.9%
Jack in the Box, Inc.	5,032	$372,720
Specialty Chemicals – 3.5%
Avient Corp.	12,833	$388,840
Axalta Coating Systems Ltd. (a)	15,815	333,064
Diversey Holdings Ltd. (a)	81,197	394,617
Quaker Chemical Corp.	1,594	230,142
Univar Solutions, Inc. (a)	5,407	122,955
		$1,469,618
Specialty Stores – 2.6%
Monro Muffler Brake, Inc.	6,490	$282,055
Urban Outfitters, Inc. (a)	26,980	530,157
Zumiez, Inc. (a)	13,868	298,578
		$1,110,790
Trucking – 1.6%
Schneider National, Inc.	14,560	$295,568
XPO Logistics, Inc. (a)	8,258	367,646
		$663,214
Utilities - Electric Power – 2.9%
Black Hills Corp.	10,260	$694,910
Portland General Electric Co.	12,265	533,037
		$1,227,947
Total Common Stocks		$41,273,932
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.64% (v)	576,961	$577,018
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	81,276	$81,276

Other Assets, Less Liabilities – (0.1)%		(51,589)
Net Assets – 100.0%		$41,880,637
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $577,018 and $41,355,208, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$41,273,932	$—	$—	$41,273,932
Mutual Funds	658,294	—	—	658,294
Total	$41,932,226	$—	$—	$41,932,226
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$383,820	$8,184,457	$7,991,288	$(56)	$85	$577,018
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,194	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.